SHARE-BASED COMPENSATION - Changes in outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares
Number of options
Options at beginning of year | Options	5,286,884	3,854,974	3,456,165
Granted | Options	401,331	2,092,904	786,636
Exercised | Options	(299,471)	(275,055)	(110,738)
Forfeited | Options	(479,761)	(385,939)	(277,089)
Options outstanding at end of year | Options		5,286,884	3,854,974
Options exercisable at end of year | Options	3,135,910	2,457,312	2,246,011
Weighted average exercise price
Options at beginning of year | $ / shares	$ 3.21	$ 1.61	$ 1.07
Granted | $ / shares	2.8	5.76	3.75
Exercised | $ / shares	0.78	0.77	0.91
Forfeited | $ / shares	3.98	2.82	1.24
Options outstanding at end of year | $ / shares	3.25	3.21	1.61
Options exercisable at end of year | $ / shares	$ 2.45	$ 1.34	$ 1.00